Customer Accounts Receivable	12 Months Ended
Jan. 31, 2018
Receivables [Abstract]
Customer Account Receivable
Customer Accounts Receivable
Customer accounts receivable consisted of the following:

	Total Outstanding Balance
	Customer Accounts Receivable		60 Days Past Due(1)		Re-aged(1) (2)
(in thousands)	January 31, 2018	January 31, 2017	January 31, 2018	January 31, 2017	January 31, 2018	January 31, 2017
Customer accounts receivable	$1,374,269	$1,417,581	$114,120	$127,747	$217,952	$111,585
Restructured accounts	153,593	138,858	37,687	38,010	153,593	138,858
Total customer portfolio balance	1,527,862	1,556,439	$151,807	$165,757	$371,545	$250,443
Net deferred origination fees and costs	(15,897)	(6,991)
Allowance for uncollectible accounts	(203,572)	(210,175)
Allowances for no-interest option credit programs	(20,960)	(21,207)
Total customer accounts receivables, net	1,287,433	1,318,066
Short-term portion of customer accounts receivable, net	(636,825)	(702,162)
Long-term portion of customer accounts receivable, net	$650,608	$615,904
Securitized receivables held by the VIE	$1,085,385	$1,015,837	$124,627	$156,344	$300,348	$238,375
Receivables not held by the VIE	442,477	540,602	27,180	9,413	71,197	12,068
Total customer portfolio balance	$1,527,862	$1,556,439	$151,807	$165,757	$371,545	$250,443

(1)
Due to the fact that an account can become past due after having been re-aged, accounts could be represented as both past due and re-aged. As of January 31, 2018 and 2017, the amounts included within both 60 days past due and re-aged was $80.8 million and $66.7 million, respectively. As of January 31, 2018 and 2017, the total customer portfolio balance past due one day or greater was $401.0 million and $406.1 million, respectively. These amounts include the 60 days past due totals shown above.

(2)	The re-aged receivable balance as of January 31, 2018 includes $62.0 million in first time re-ages related to customers within FEMA-designated Hurricane Harvey disaster areas.
The following presents the activity in our allowance for doubtful accounts and uncollectible interest for customer receivables:

	January 31, 2018
(in thousands)	Customer Accounts Receivable	Restructured Accounts	Total
Allowance at beginning of period	$158,992	$51,183	$210,175
Provision(1)	189,786	71,047	260,833
Principal charge-offs(2)	(177,682)	(60,003)	(237,685)
Interest charge-offs	(30,379)	(10,259)	(40,638)
Recoveries(2)	8,139	2,748	10,887
Allowance at end of period	$148,856	$54,716	$203,572
Average customer portfolio balance outstanding	$1,357,455	$143,245	$1,500,700

	January 31, 2017
(in thousands)	Customer Accounts Receivable	Restructured Accounts	Total
Allowance at beginning of period	$149,227	$41,763	$190,990
Provision(1)	219,084	62,788	281,872
Principal charge-offs(2)	(183,235)	(46,710)	(229,945)
Interest charge-offs	(30,686)	(7,832)	(38,518)
Recoveries(2)	4,602	1,174	5,776
Allowance at end of period	$158,992	$51,183	$210,175
Average customer portfolio balance outstanding	$1,423,445	$129,030	$1,552,475

	January 31, 2016
(in thousands)	Customer Accounts Receivable	Restructured Accounts	Total
Allowance at beginning of period	$118,786	$28,196	$146,982
Provision(1)	204,499	53,658	258,157
Principal charge-offs(2)	(150,237)	(34,604)	(184,841)
Interest charge-offs	(27,414)	(6,314)	(33,728)
Recoveries(2)	3,593	827	4,420
Allowance at end of period	$149,227	$41,763	$190,990
Average customer portfolio balance outstanding	$1,355,804	$102,522	$1,458,326
(1) Includes provision for uncollectible interest, which is included in finance charges and other revenues.
(2) Charge-offs include the principal amount of losses (excluding accrued and unpaid interest). Recoveries include the principal amount collected during the period for previously charged-off balances. Net charge-offs are calculated as the net of principal charge-offs and recoveries.